CONCENTRATION OF RISKS - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Concentration Risk [Line Items]
Single remittance amount that may need approval of the Central Bank of the Republic of China (Taiwan)	$ 1
Aggregate remittance amount that may need approval of the Central Bank of the Republic of China (Taiwan)	$ 50
Supplier concentration risk | Sales revenue services net | Digital Entertainment
Concentration Risk [Line Items]
Revenue composition percentage	78.00%	76.60%	75.60%